Geographic and Major Customer Information	12 Months Ended
Dec. 31, 2011
Geographic and Major Customer Information

Note 14. Geographic and Major Customer Information

The Company operates in one reportable segment. Revenues are attributed to countries based on the location of the Company’s channel partners as well as direct customers of the Company.

The following table represents revenue attributed to countries based on the location of the customer:

	Year Ended December 31,
	2009	2010	2011
Revenue:
United States	$100,389	$127,966	$147,521
United Kingdom	29,348	33,915	44,831
Other foreign countries(1)	52,231	55,337	80,040

	$181,968	$217,218	$272,392

(1)	No individual country represented more than 10% of the respective totals.

The following table represents revenue attributed to regions based on the location of the customer:

	Year Ended December 31,
	2009	2010	2011
Revenue:
Americas	$110,781	$138,988	$163,464
EMEA	62,317	67,981	94,976
Asia Pacific	8,870	10,249	13,952

	$181,968	$217,218	$272,392

The table below lists the Company’s property and equipment, net of accumulated depreciation, by country.

	December 31,
	2010	2011
Long-lived assets:
Czech Republic	$8,283	$7,385
United States	1,621	2,874
Other foreign countries(1)	442	2,177

	$10,346	$12,436

(1)	No individual country represented more than 10% of the respective totals.

The table below lists the Company’s property and equipment, net of accumulated depreciation, by region.

	December 31,
	2010	2011
Long-lived assets:
Americas	$1,621	$2,874
EMEA	8,694	9,462
Asia Pacific	31	100

	$10,346	$12,436

Significant customers

Revenues in financial years 2009, 2010 and 2011 included revenues derived from significant business partners as follows (in percentages of total revenue):

	December 31,
	2009	2010	2011
Business partner:
A	14%	22%	6%
B	—	—	28%